Corporate and administrative expenses	12 Months Ended
Dec. 31, 2019
Disclosure of general and administrative expense [text block] [Abstract]
Disclosure of general and administrative expense [text block]
15.	Corporate and administrative expenses

($000s)	2019	2018
Employee compensation	4,635	3,990
Stock-based compensation	5,397	5,178
Professional fees	1,105	1,430
Other general and administrative	2,203	1,772
	13,340	12,370